Commitments and Contingencies (Details) - USD ($)	1 Months Ended			3 Months Ended	4 Months Ended
	Nov. 30, 2020	Nov. 30, 2020	Nov. 24, 2020	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Underwriting discount (in Dollars per share)				$ 0.20	$ 0.20
Aggregate value				$ 4,000	$ 4,000,000
Deferred fee (in Dollars per share)				$ 0.35	$ 0.35
Deferred aggregate value				$ 7,000	$ 7,000,000
Underwriters additional fee	$ 130,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting commissions			$ 700,000,000
UnderwritingAgreementMember
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting commissions	$ 227,500	$ 22,750,000